Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 02, 2025	Sep. 01, 2017	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2018	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
Emerging Markets Equities Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equities Fund — Class M
Accumulated Value			$ 10,000				$ 8,791		$ 11,026		$ 11,955		$ 12,518		$ 12,849		$ 18,159		$ 12,368		$ 13,228	$ 13,572	$ 16,089
Emerging Markets Equities Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equities Fund — Class F-2
Accumulated Value	$ 10,000			$ 10,538
Emerging Markets Equities Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equities Fund — Class F-3
Accumulated Value		$ 10,000			$ 10,177			$ 10,640		$ 10,905		$ 15,406		$ 10,491		$ 11,220		$ 11,492		$ 13,629
Emerging Markets Equities Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equities Fund — Class R-6
Accumulated Value		10,000			10,159			10,626		10,890		15,369		10,451		11,189		11,458		13,590
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Accumulated Value	10,000	10,000	10,000	10,634	9,955		8,795	10,075	10,883	9,734	11,775	13,715	11,918	10,247	11,514	10,427	16,223	11,735	12,121	13,529	12,333	13,881	16,003
Emerging Markets Equity Historical Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Emerging Markets Equity Historical Benchmark Index
Accumulated Value	10,000	10,000	10,000	10,634	9,957		8,784	10,004	10,788	9,607	11,640	13,757	11,695	10,352	11,231	10,682	16,083	12,131	12,102	13,869	12,488	14,182	16,214
MSCI Emerging Markets IMI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets IMI Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,627	$ 9,957		$ 8,784	$ 10,004	$ 10,788	$ 9,607	$ 11,640	$ 13,757	$ 11,695	$ 10,352	$ 11,231	$ 10,682	$ 16,083	$ 12,131	$ 12,102	$ 13,863	$ 12,488	$ 14,182	$ 16,207